Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs	The table below summarizes the activity related to the restructuring reserves across each of Clarivate's cost-saving's programs.

Restructuring Programs	Severance and Related Benefit Costs (3)	Costs Associated with Exit and Disposal Costs (1)	Total
Reserve Balance as of December 31, 2019	9,506	—	9,506
Expenses recorded	39,917	16,221	56,138
Payments made	(25,418)	(5,342)	(30,760)
Noncash items and other adjustments	1,707	(6,404)	(4,697)
Reserve Balance as of December 31, 2020	25,712	4,475	30,187
Expenses recorded(2)	57,280	72,179	129,459
Payments made	(48,782)	(11,459)	(60,241)
Noncash items	(5,889)	(57,995)	(63,884)
Reserve Balance as of December 31, 2021	28,322	7,200	35,522
(1) Relates primary to lease exit costs and legal and advisory fees.
(2) Severance and related benefit cost includes $4,532 of non-cash adjustments, primarily related to the acceleration of stock based compensation awards.
(3) Expenses recorded for Severance and Related Benefit Costs includes the acceleration of equity based awards for severed individuals under the CPA Global Equity Plan. These expenses will be paid in cash and is accounted for as a liability award.

The following table is a summary of charges incurred related to the Company's restructuring programs for the year ended December 31, 2021 and 2020.

	Year Ended December 31,
	2021	2020
Severance and related benefit costs	$57,280	$39,917
Costs associated with exit and disposal activities (1)	11,114	8,526
Costs associated with lease exit costs including impairment (2)	61,065	7,695
Total restructuring and impairment	$129,459	$56,138
(1) Relates primarily to contract exit costs, legal and advisory fees.
(2) Relates primary to lease exit costs.

Defined Contribution Plan Disclosures

	December 31, 2021	December 31, 2020
Long-term severance payable	$8,586	$9,608